BUSINESS COMBINATION BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 29, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash consideration	$ 96,887
Loans						$ 93,353
Premises and equipment						651
Intangible assets						3,797
Total assets acquired	97,800					97,801
Other liabilities						2,702
Total liabilities	2,700					$ 2,702
Net identifiable assets	95,099
Goodwill	$ 1,788	$ 4,200	$ 1,788	$ 4,361	$ 758